UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2018 (Unaudited)

DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Common Stocks 98.0%
Communication Services 2.4%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	1,092	34,113
CenturyLink, Inc.	3,432	64,522
Verizon Communications, Inc.	3,320	200,196
Zayo Group Holdings, Inc.*	4,780	125,810
		424,641
Entertainment 0.9%
Activision Blizzard, Inc.	3,132	156,224
Cinemark Holdings, Inc.	4,687	179,840
Electronic Arts, Inc.*	2,853	239,852
Lions Gate Entertainment Corp. "B"	2,609	47,040
Live Nation Entertainment, Inc.*	10,736	597,781
Madison Square Garden Co. "A"*	1,177	317,814
Take-Two Interactive Software, Inc.*	2,710	297,206
Twenty-First Century Fox, Inc. "A"	7,413	366,721
Twenty-First Century Fox, Inc. "B"	3,602	176,606
Viacom, Inc. "B"	2,319	71,564
Walt Disney Co.	2,129	245,878
		2,696,526
Interactive Media & Services 0.1%
Alphabet, Inc. "A"*	33	36,619
Alphabet, Inc. "C"*	105	114,915
Facebook, Inc. "A"*	328	46,120
IAC/InterActiveCorp.*	567	100,903
		298,557
Media 1.2%
AMC Networks, Inc. "A"*	2,751	164,675
Cable One, Inc.	44	39,569
CBS Corp. "B"	4,391	237,904
Charter Communications, Inc. "A"*	334	109,953
Comcast Corp. "A"	2,872	112,037
Discovery, Inc. "A"*	779	23,931
Discovery, Inc. "C"*	4,090	114,234
Interpublic Group of Companies, Inc.	33,958	798,013
John Wiley & Sons, Inc. "A"	10,677	590,331
Liberty Broadband Corp. "C"*	2,611	221,543
Liberty Media Corp.-Liberty SiriusXM "A"*	3,370	134,092
Liberty Media Corp.-Liberty SiriusXM "C"*	6,827	273,899
News Corp. "A"	11,156	144,805
Omnicom Group, Inc.	9,938	764,928
Sirius XM Holdings, Inc. (a)	32,716	203,821
Tribune Media Co. "A"	121	4,871
		3,938,606
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	1,462	100,074
Telephone & Data Systems, Inc.	4,207	150,316
		250,390
Consumer Discretionary 17.0%
Auto Components 1.7%
Adient PLC	1,378	32,631
Aptiv PLC	6,121	440,100
BorgWarner, Inc.	19,600	775,768
Garrett Motion, Inc.*	113	1,300
Gentex Corp.	58,218	1,311,069
Goodyear Tire & Rubber Co.	2,239	51,855
Lear Corp.	15,649	2,132,176
Visteon Corp.*	7,269	536,598
		5,281,497
Automobiles 0.4%
Ford Motor Co.	43,679	411,019
General Motors Co.	10,398	394,604
Harley-Davidson, Inc.	3,185	134,694
Thor Industries, Inc.	6,325	428,898
		1,369,215
Distributors 0.3%
Genuine Parts Co.	2,110	218,828
LKQ Corp.*	6,135	170,798
Pool Corp.	4,347	706,431
		1,096,057
Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	3,582	435,858
Frontdoor, Inc.*	3,120	72,665
Graham Holdings Co. "B"	394	259,630
Grand Canyon Education, Inc.*	5,350	654,626
H&R Block, Inc.	8,548	230,881
Service Corp. International	17,160	792,792
ServiceMaster Global Holdings, Inc.*	6,240	276,245
		2,722,697
Hotels, Restaurants & Leisure 2.7%
Aramark	10,247	390,001
Carnival Corp.	8,929	538,329
Chipotle Mexican Grill, Inc.*	258	122,088
Choice Hotels International, Inc.	3,234	251,832
Darden Restaurants, Inc.	7,869	869,839
Domino's Pizza, Inc.	2,107	584,313
Dunkin' Brands Group, Inc.	3,071	227,254
Extended Stay America, Inc. (Units)	7,646	139,157
Hilton Grand Vacations, Inc.*	7,469	239,456
Hilton Worldwide Holdings, Inc.	4,441	335,473
Hyatt Hotels Corp. "A"	6,284	448,112
International Game Technology PLC	973	16,745
Las Vegas Sands Corp.	1,746	95,925
Marriott International, Inc. "A"	4,754	546,853
McDonald's Corp.	1,042	196,427
MGM Resorts International	3,669	98,916
Norwegian Cruise Line Holdings Ltd.*	4,128	211,849
Royal Caribbean Cruises Ltd.	2,669	301,784
Six Flags Entertainment Corp.	6,757	414,610
Starbucks Corp.	5,900	393,648
The Wendy's Co.	3,661	65,642
Vail Resorts, Inc.	314	87,663
Wyndham Destinations, Inc.	8,407	348,638
Wyndham Hotels & Resorts, Inc.	6,932	347,501
Wynn Resorts Ltd.	214	23,412
Yum China Holdings, Inc.	6,691	239,739
Yum! Brands, Inc.	12,262	1,130,802
		8,666,008
Household Durables 1.7%
D.R. Horton, Inc.	17,397	647,516
Garmin Ltd.	14,268	951,105
Leggett & Platt, Inc.	5,121	198,388
Lennar Corp. "A"	4,150	177,330
Mohawk Industries, Inc.*	1,429	182,998
NVR, Inc.*	475	1,163,750
PulteGroup, Inc.	40,664	1,078,409
Toll Brothers, Inc.	19,990	659,070
Whirlpool Corp.	1,786	225,268
		5,283,834
Internet & Direct Marketing Retail 0.3%
Booking Holdings, Inc.*	70	132,432
eBay, Inc.*	20,629	615,776
Expedia Group, Inc.	274	33,096
Qurate Retail, Inc. "A"*	3,447	76,592
		857,896
Leisure Products 0.4%
Brunswick Corp.	6,519	345,768
Hasbro, Inc.	3,070	279,370
Polaris Industries, Inc.	6,335	614,495
		1,239,633
Multiline Retail 2.8%
Dollar General Corp.	27,041	3,001,281
Dollar Tree, Inc.*	15,591	1,352,831
Kohl's Corp.	14,490	973,293
Macy's, Inc.	13,564	464,160
Nordstrom, Inc.	7,104	375,588
Target Corp.	39,306	2,789,154
		8,956,307
Specialty Retail 4.4%
Advance Auto Parts, Inc.	1,401	248,972
AutoNation, Inc.*	4,253	157,914
AutoZone, Inc.*	1,881	1,521,861
Best Buy Co., Inc.	12,557	811,057
Burlington Stores, Inc.*	3,942	653,426
CarMax, Inc.*	3,293	217,568
Dick's Sporting Goods, Inc.	1,689	60,770
Foot Locker, Inc.	2,629	148,276
Home Depot, Inc.	1,069	192,762
L Brands, Inc.	1,878	62,181
Lowe's Companies, Inc.	6,473	610,857
O'Reilly Automotive, Inc.*	4,322	1,498,783
Penske Automotive Group, Inc.	373	16,263
Ross Stores, Inc.	26,851	2,352,148
The Gap, Inc.	20,339	555,051
The Michaels Companies, Inc.*	5,585	94,777
Tiffany & Co.	4,876	443,716
TJX Companies, Inc.	28,674	1,400,725
Tractor Supply Co.	21,404	2,036,162
Ulta Salon, Cosmetics & Fragrance, Inc.*	509	151,575
Urban Outfitters, Inc.*	4,159	158,416
Williams-Sonoma, Inc. (a)	10,648	602,996
		13,996,256
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc.	8,972	829,910
Columbia Sportswear Co.	1,760	160,741
Hanesbrands, Inc.	8,098	128,839
Lululemon Athletica, Inc.*	1,817	240,844
Michael Kors Holdings Ltd.*	6,317	276,369
NIKE, Inc. "B"	8,524	640,323
PVH Corp.	3,032	335,066
Ralph Lauren Corp.	6,173	687,672
Tapestry, Inc.	9,330	363,217
VF Corp.	12,625	1,026,286
		4,689,267
Consumer Staples 5.8%
Beverages 0.4%
Brown-Forman Corp. "A"	1,034	50,263
Brown-Forman Corp. "B"	7,753	369,973
Constellation Brands, Inc. "A"	2,362	462,385
Molson Coors Brewing Co. "B"	2,162	142,195
Monster Beverage Corp.*	2,273	135,652
PepsiCo, Inc.	604	73,652
		1,234,120
Food & Staples Retailing 2.3%
Casey's General Stores, Inc.	3,093	400,451
Costco Wholesale Corp.	7,257	1,678,399
Kroger Co.	50,386	1,494,449
Sprouts Farmers Market, Inc.*	6,971	160,473
Sysco Corp.	21,486	1,448,156
U.S. Foods Holding Corp.*	50,034	1,660,128
Walgreens Boots Alliance, Inc.	4,702	398,118
Walmart, Inc.	1,412	137,882
		7,378,056
Food Products 2.3%
Archer-Daniels-Midland Co.	20,286	933,562
Bunge Ltd.	7,265	414,613
Campbell Soup Co.	2,496	97,843
Conagra Brands, Inc.	14,552	470,612
Flowers Foods, Inc.	14,003	277,119
General Mills, Inc.	6,264	265,030
Hain Celestial Group, Inc.*	1,624	33,617
Hormel Foods Corp.	14,458	651,911
Ingredion, Inc.	5,572	582,051
Kellogg Co.	2,826	179,875
Lamb Weston Holdings, Inc.	24,235	1,858,824
McCormick & Co., Inc.	399	59,850
Mondelez International, Inc. "A"	4,132	185,857
Post Holdings, Inc.*	701	67,822
Seaboard Corp.	15	55,830
The Hershey Co.	3,576	387,281
The JM Smucker Co.	3,970	414,905
Tyson Foods, Inc. "A"	5,745	338,668
		7,275,270
Household Products 0.5%
Church & Dwight Co., Inc.	3,499	231,599
Clorox Co.	3,029	501,663
Colgate-Palmolive Co.	3,248	206,313
Energizer Holdings, Inc.	3,375	151,301
Kimberly-Clark Corp.	3,253	375,299
Procter & Gamble Co.	1,548	146,301
		1,612,476
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,131	589,328
Herbalife Nutrition Ltd.*	1,383	79,177
Nu Skin Enterprises, Inc. "A"	238	15,701
		684,206
Tobacco 0.1%
Altria Group, Inc.	1,526	83,671
Philip Morris International, Inc.	848	73,377
		157,048
Energy 2.6%
Energy Equipment & Services 0.1%
Apergy Corp.*	3,803	130,367
Halliburton Co.	5,474	172,048
Helmerich & Payne, Inc.	983	59,569
National Oilwell Varco, Inc.	2,254	72,376
Schlumberger Ltd.	958	43,206
		477,566
Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp.	1,034	54,699
Antero Resources Corp.*	2,996	39,337
Apache Corp.	2,889	101,491
Cabot Oil & Gas Corp.	2,799	70,423
Centennial Resource Development, Inc. "A"*	3,961	61,475
Cheniere Energy, Inc.*	1,038	63,443
Chevron Corp.	1,425	169,489
Cimarex Energy Co.	4,011	328,822
Concho Resources, Inc.*	1,735	226,140
ConocoPhillips	3,466	229,380
Devon Energy Corp.	2,976	80,441
Diamondback Energy, Inc.	2,010	221,882
EOG Resources., Inc.	2,194	226,662
ExxonMobil Corp.	660	52,470
HollyFrontier Corp.	8,542	533,619
Kinder Morgan, Inc.	2,042	34,857
Marathon Petroleum Corp.	19,244	1,253,939
Murphy Oil Corp.	1,816	57,930
Occidental Petroleum Corp.	8,398	590,127
ONEOK, Inc.	1,391	85,449
PBF Energy, Inc. "A"	4,306	166,556
Phillips 66	16,224	1,517,268
Pioneer Natural Resources Co.	984	145,386
Valero Energy Corp.	18,711	1,495,009
		7,806,294
Financials 12.5%
Banks 1.7%
Associated Banc-Corp.	3,286	76,137
Bank of Hawaii Corp.	492	39,237
Bank OZK	1,712	46,395
BankUnited, Inc.	8,952	309,202
BB&T Corp.	6,414	327,755
BOK Financial Corp.	492	41,476
CIT Group, Inc.	2,027	94,114
Citigroup, Inc.	908	58,829
Citizens Financial Group, Inc.	4,458	162,093
Comerica, Inc.	2,512	198,900
Commerce Bancshares, Inc.	2,575	162,251
Cullen/Frost Bankers, Inc.	960	96,307
East West Bancorp., Inc.	2,373	127,406
Fifth Third Bancorp.	16,000	446,880
First Citizens BancShares, Inc. "A"	193	82,888
First Horizon National Corp.	1,462	24,108
First Republic Bank	378	37,479
FNB Corp.	1,761	21,590
Huntington Bancshares, Inc.	18,064	263,554
KeyCorp	9,903	181,621
M&T Bank Corp.	1,838	310,640
PacWest Bancorp.	2,119	85,269
People's United Financial, Inc.	7,920	133,531
Pinnacle Financial Partners, Inc.	307	17,606
PNC Financial Services Group, Inc.	1,719	233,406
Popular, Inc.	2,361	133,160
Prosperity Bancshares, Inc.	575	39,899
Regions Financial Corp.	18,100	297,745
Signature Bank	305	37,616
SunTrust Banks, Inc.	5,762	361,220
SVB Financial Group*	194	49,433
Synovus Financial Corp.	4,180	158,046
TCF Financial Corp.	4,484	100,845
Texas Capital Bancshares, Inc.*	651	38,839
U.S. Bancorp.	117	6,372
Umpqua Holdings Corp.	5,340	102,742
Webster Financial Corp.	1,847	111,134
Western Alliance Bancorp.*	1,744	81,741
Wintrust Financial Corp.	1,247	96,455
Zions Bancorp. NA	4,286	208,557
		5,402,478
Capital Markets 3.9%
Affiliated Managers Group, Inc.	2,981	331,249
Ameriprise Financial, Inc.	1,665	216,034
Bank of New York Mellon Corp.	3,391	173,992
BGC Partners, Inc. "A"	23,852	251,400
BlackRock, Inc.	252	107,858
Cboe Global Markets, Inc.	5,544	596,645
Charles Schwab Corp.	899	40,275
CME Group, Inc.	770	146,362
E*TRADE Financial Corp.	3,230	168,897
Eaton Vance Corp.	9,738	396,629
Evercore, Inc. "A"	9,903	817,592
FactSet Research Systems, Inc.	2,204	516,816
Franklin Resources., Inc.	9,200	311,788
Interactive Brokers Group, Inc. "A"	1,430	82,725
Intercontinental Exchange, Inc.	2,579	210,756
Invesco Ltd.	6,519	132,662
Lazard Ltd. "A"	29,436	1,180,972
Legg Mason, Inc.	4,040	117,039
LPL Financial Holdings, Inc.	6,621	424,869
MarketAxess Holdings, Inc.	623	135,646
Moody's Corp.	4,152	660,459
Morgan Stanley	688	30,540
Morningstar, Inc.	3,258	384,900
MSCI, Inc.	5,870	922,118
Nasdaq, Inc.	6,530	596,320
Northern Trust Corp.	1,823	180,896
Raymond James Financial, Inc.	3,949	314,854
S&P Global, Inc.	4,754	869,316
SEI Investments Co.	11,469	615,885
State Street Corp.	2,988	218,184
T. Rowe Price Group, Inc.	12,636	1,255,513
TD Ameritrade Holding Corp.	2,070	111,387
The Goldman Sachs Group., Inc.	139	26,506
		12,547,084
Consumer Finance 1.0%
Ally Financial, Inc.	16,241	433,310
American Express Co.	4,027	452,111
Capital One Financial Corp.	3,804	341,143
Credit Acceptance Corp.*	823	336,952
Discover Financial Services	13,387	954,493
Santander Consumer U.S.A. Holdings, Inc.	2,275	44,249
Synchrony Financial	17,916	465,458
		3,027,716
Diversified Financial Services 0.1%
AXA Equitable Holdings, Inc.	1,478	29,087
Jefferies Financial Group, Inc.	16,119	352,200
Voya Financial, Inc.	1,125	50,569
		431,856
Insurance 5.3%
Aflac, Inc.	14,806	677,226
Alleghany Corp.	83	52,375
Allstate Corp.	6,893	614,787
American Financial Group, Inc.	2,792	285,789
American National Insurance Co.	463	59,083
Aon PLC	3,441	568,144
Arch Capital Group Ltd.*	6,467	185,086
Arthur J. Gallagher & Co.	12,840	989,579
Assurant, Inc.	1,154	112,215
Assured Guaranty Ltd.	5,428	221,571
Athene Holding Ltd. "A"*	3,482	151,432
Brighthouse Financial, Inc.*	1,607	64,698
Brown & Brown, Inc.	21,258	616,907
Chubb Ltd.	1,177	157,412
Cincinnati Financial Corp.	4,663	381,107
CNA Financial Corp.	1,312	61,559
Erie Indemnity Co. "A"	1,426	195,148
Everest Re Group Ltd.	853	189,434
Fidelity National Financial, Inc.	42,400	1,424,640
First American Financial Corp.	15,222	735,679
Hanover Insurance Group, Inc.	3,918	449,434
Hartford Financial Services Group, Inc.	411	18,162
Lincoln National Corp.	1,610	101,382
Loews Corp.	7,354	353,433
Markel Corp.*	46	52,630
Marsh & McLennan Companies, Inc.	10,084	894,451
Mercury General Corp.	757	42,884
MetLife, Inc.	3,482	155,402
Old Republic International Corp.	28,493	642,517
Principal Financial Group, Inc.	3,022	149,045
Progressive Corp.	28,212	1,870,173
Prudential Financial, Inc.	1,622	152,079
Reinsurance Group of America, Inc.	3,705	553,453
The Travelers Companies, Inc.	2,934	382,506
Torchmark Corp.	25,564	2,208,985
Unum Group	2,743	98,501
W.R. Berkley Corp.	4,392	346,002
White Mountains Insurance Group Ltd.	614	570,253
Willis Towers Watson PLC	1,021	162,798
		16,947,961
Mortgage Real Estate Investment Trusts (REITs) 0.5%
AGNC Investment Corp.	9,775	173,017
Annaly Capital Management, Inc.	28,171	282,837
Chimera Investment Corp.	15,208	291,842
MFA Financial, Inc.	20,426	148,088
New Residential Investment Corp.	25,963	446,564
Two Harbors Investment Corp.	10,457	150,372
		1,492,720
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	8,614	91,567
Health Care 9.8%
Biotechnology 0.5%
AbbVie, Inc.	2,727	257,074
Alexion Pharmaceuticals, Inc.*	647	79,678
Amgen, Inc.	1,873	390,052
Biogen., Inc.*	881	294,007
Celgene Corp.*	353	25,494
Gilead Sciences, Inc.	5,401	388,548
United Therapeutics Corp.*	858	101,330
		1,536,183
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	731	54,131
ABIOMED, Inc.*	106	35,264
Align Technology, Inc.*	658	151,268
Baxter International, Inc.	10,930	749,251
Becton, Dickinson & Co.	1,081	273,223
Boston Scientific Corp.*	8,046	303,093
Cantel Medical Corp.	2,939	252,401
Danaher Corp.	3,368	368,931
Edwards Lifesciences Corp.*	2,955	478,740
Hill-Rom Holdings, Inc.	2,273	220,390
Hologic, Inc.*	2,126	94,416
ICU Medical, Inc.*	1,130	271,754
IDEXX Laboratories, Inc.*	1,497	305,029
Integra LifeSciences Holdings Corp.*	934	50,090
Intuitive Surgical, Inc.*	723	383,819
Masimo Corp.*	1,279	141,227
Medtronic PLC	1,033	100,748
ResMed, Inc.	4,365	487,963
STERIS PLC	4,169	496,444
Stryker Corp.	1,460	256,172
Teleflex, Inc.	699	192,519
The Cooper Companies, Inc.	1,236	344,634
Varian Medical Systems, Inc.*	5,902	728,248
West Pharmaceutical Services, Inc.	2,647	290,005
Zimmer Biomet Holdings, Inc.	1,223	143,115
		7,172,875
Health Care Providers & Services 5.3%
Acadia Healthcare Co., Inc.*	1,411	47,932
AmerisourceBergen Corp.	4,847	430,898
Anthem, Inc.	3,652	1,059,336
Cardinal Health, Inc.	1,368	75,007
Centene Corp.*	15,828	2,251,533
Chemed Corp.	2,431	770,092
Cigna Corp.	6,133	1,369,990
CVS Health Corp.	8,352	669,874
DaVita, Inc.*	3,190	210,731
Encompass Health Corp.	10,495	789,329
Express Scripts Holding Co.*	19,305	1,958,878
HCA Healthcare, Inc.	9,640	1,388,064
Henry Schein, Inc.*	3,299	294,271
Humana, Inc.	5,629	1,854,587
Laboratory Corp. of America Holdings*	4,211	613,290
McKesson Corp.	5,105	635,572
MEDNAX, Inc.*	2,770	111,354
Molina Healthcare, Inc.*	1,079	150,747
Quest Diagnostics, Inc.	4,550	402,993
UnitedHealth Group, Inc.	633	178,101
Universal Health Services, Inc. "B"	6,148	848,363
WellCare Health Plans, Inc.*	3,271	833,712
		16,944,654
Health Care Technology 0.2%
Cerner Corp.*	7,892	457,026
Veeva Systems, Inc. "A"*	774	74,428
		531,454
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	6,942	502,254
Bio-Rad Laboratories, Inc. "A"*	355	97,433
Bio-Techne Corp.	1,631	263,276
Bruker Corp.	4,302	142,568
Charles River Laboratories International, Inc.*	2,954	398,347
Illumina, Inc.*	338	114,075
IQVIA Holdings, Inc.*	3,505	438,370
Mettler-Toledo International, Inc.*	493	313,873
PerkinElmer, Inc.	2,546	221,655
PRA Health Sciences, Inc.*	295	34,438
QIAGEN NV*	1,532	54,294
Thermo Fisher Scientific, Inc.	941	234,827
Waters Corp.*	2,325	461,699
		3,277,109
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co.	4,978	266,124
Catalent, Inc.*	1,483	58,801
Eli Lilly & Co.	1,847	219,128
Jazz Pharmaceuticals PLC*	934	141,221
Johnson & Johnson	55	8,079
Merck & Co., Inc.	1,149	91,162
Mylan NV*	3,298	111,670
Perrigo Co. PLC	1,295	80,653
Pfizer, Inc.	1,232	56,955
Zoetis, Inc.	7,165	672,579
		1,706,372
Industrials 16.9%
Aerospace & Defense 2.8%
Boeing Co.	742	257,296
BWX Technologies, Inc.	8,094	366,011
Curtiss-Wright Corp.	5,230	577,392
General Dynamics Corp.	2,309	426,911
Harris Corp.	2,654	379,389
HEICO Corp.	1,610	136,077
HEICO Corp. "A"	2,803	189,259
Hexcel Corp.	9,755	601,591
Huntington Ingalls Industries, Inc.	5,599	1,206,584
L3 Technologies, Inc.	2,661	487,735
Lockheed Martin Corp.	1,575	473,177
Northrop Grumman Corp.	1,334	346,680
Raytheon Co.	3,482	610,534
Spirit AeroSystems Holdings, Inc. "A"	11,954	978,793
Teledyne Technologies, Inc.*	1,984	445,567
Textron, Inc.	13,793	774,339
TransDigm Group, Inc.*	1,402	507,061
United Technologies Corp.	1,770	215,631
		8,980,027
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	14,540	1,342,478
Expeditors International of Washington, Inc.	18,065	1,374,566
FedEx Corp.	2,963	678,527
United Parcel Service, Inc. "B"	1,463	168,669
		3,564,240
Airlines 0.5%
Alaska Air Group, Inc.	1,682	123,223
American Airlines Group, Inc.	2,487	99,878
Copa Holdings SA "A"	827	70,320
Delta Air Lines, Inc.	10,174	617,664
JetBlue Airways Corp.*	9,870	192,662
Southwest Airlines Co.	8,011	437,481
United Continental Holdings, Inc.*	1,073	103,759
		1,644,987
Building Products 0.8%
A.O. Smith Corp.	9,313	441,250
Allegion PLC	2,501	229,067
Armstrong World Industries, Inc.*	1,060	71,009
Fortune Brands Home & Security, Inc.	4,810	210,678
Johnson Controls International PLC	3,918	136,268
Lennox International, Inc.	2,049	462,889
Masco Corp.	8,436	267,337
Owens Corning	7,226	376,836
Resideo Technologies, Inc.*	188	3,878
USG Corp.	3,566	153,481
		2,352,693
Commercial Services & Supplies 1.3%
ADT, Inc. (a)	10,134	79,147
Cintas Corp.	774	145,032
Clean Harbors, Inc.*	1,308	84,405
Copart, Inc.*	19,777	1,012,187
KAR Auction Services, Inc.	15,461	883,442
Republic Services, Inc.	5,480	423,823
Rollins, Inc.	4,658	296,062
Stericycle, Inc.*	291	13,988
Waste Management, Inc.	13,561	1,271,344
		4,209,430
Construction & Engineering 0.6%
AECOM*	4,099	131,824
Arcosa, Inc.*	275	7,519
Fluor Corp.	10,638	435,413
Jacobs Engineering Group, Inc.	12,942	849,901
Quanta Services, Inc.*	11,649	408,880
Valmont Industries, Inc.	996	130,018
		1,963,555
Electrical Equipment 1.2%
Acuity Brands, Inc.	346	44,987
AMETEK, Inc.	7,749	569,009
Eaton Corp. PLC	8,843	680,380
Emerson Electric Co.	8,832	596,337
Hubbell, Inc.	1,919	211,397
nVent Electric PLC	18,802	470,426
Regal Beloit Corp.	1,905	148,933
Rockwell Automation, Inc.	3,361	585,957
Sensata Technologies Holding PLC*	8,164	377,667
		3,685,093
Industrial Conglomerates 0.3%
3M Co.	654	135,980
Carlisle Companies, Inc.	3,450	364,044
Honeywell International, Inc.	1,132	166,121
Roper Technologies, Inc.	1,285	382,403
		1,048,548
Machinery 4.3%
AGCO Corp.	5,093	303,950
Allison Transmission Holdings, Inc.	18,860	888,495
Caterpillar, Inc.	2,518	341,617
Crane Co.	4,269	368,714
Cummins, Inc.	5,367	810,739
Deere & Co.	2,626	406,715
Donaldson Co., Inc.	7,088	397,212
Dover Corp.	11,767	998,901
Flowserve Corp.	2,088	101,289
Fortive Corp.	4,661	354,562
Gardner Denver Holdings, Inc.*	1,235	30,566
Gates Industrial Corp. PLC*	2,178	32,082
Graco, Inc.	15,348	676,079
IDEX Corp.	4,470	614,178
Illinois Tool Works, Inc.	2,557	355,551
Ingersoll-Rand PLC	7,931	821,017
ITT, Inc.	13,763	763,158
Lincoln Electric Holdings, Inc.	1,827	157,031
Middleby Corp.*	554	66,918
Nordson Corp.	1,200	144,492
Oshkosh Corp.	3,186	227,257
PACCAR, Inc.	12,225	760,639
Parker-Hannifin Corp.	1,185	203,867
Pentair PLC	12,001	512,443
Snap-on, Inc.	4,321	718,323
Stanley Black & Decker, Inc.	4,489	587,386
Timken Co.	3,729	149,719
Toro Co.	3,810	236,182
Trinity Industries, Inc.	817	19,469
WABCO Holdings, Inc.*	4,140	502,803
Wabtec Corp.	1,414	133,764
Welbilt, Inc.*	2,744	37,922
Xylem, Inc.	10,450	762,641
		13,485,681
Marine 0.2%
Kirby Corp.*	7,949	606,827
Professional Services 1.0%
CoStar Group, Inc.*	729	269,285
Dun & Bradstreet Corp.	2,398	344,209
Equifax, Inc.	1,628	167,147
IHS Markit Ltd.*	3,753	200,298
ManpowerGroup, Inc.	1,346	109,268
Nielsen Holdings PLC	5,372	145,957
Robert Half International, Inc.	20,035	1,238,764
TransUnion	4,531	292,567
Verisk Analytics, Inc.*	2,879	355,038
		3,122,533
Road & Rail 1.5%
AMERCO	466	161,446
CSX Corp.	2,844	206,560
Genesee & Wyoming, Inc. "A"*	2,138	178,053
J.B. Hunt Transport Services, Inc.	11,592	1,232,925
Kansas City Southern	3,943	406,326
Landstar System, Inc.	6,333	690,804
Norfolk Southern Corp.	3,460	590,760
Old Dominion Freight Line, Inc.	4,850	663,140
Ryder System, Inc.	3,344	189,170
Schneider National, Inc. "B"	11,403	254,629
Union Pacific Corp.	2,042	314,019
		4,887,832
Trading Companies & Distributors 1.3%
Air Lease Corp.	6,449	250,608
Fastenal Co.	13,913	824,484
HD Supply Holdings, Inc.*	19,114	762,649
MSC Industrial Direct Co., Inc. "A"	3,362	297,839
United Rentals, Inc.*	1,167	136,691
Univar, Inc.*	1,567	33,941
W.W. Grainger, Inc.	3,499	1,098,826
Watsco, Inc.	4,197	645,079
WESCO International, Inc.*	1,829	97,687
		4,147,804
Information Technology 15.1%
Communications Equipment 1.3%
Arista Networks, Inc.*	300	71,544
ARRIS International PLC*	1,032	31,889
Cisco Systems, Inc.	4,159	199,091
EchoStar Corp. "A"*	445	18,619
F5 Networks, Inc.*	7,970	1,370,601
Juniper Networks, Inc.	18,974	544,744
Motorola Solutions, Inc.	13,437	1,763,606
Palo Alto Networks, Inc.*	493	85,264
		4,085,358
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. "A"	7,953	699,387
Arrow Electronics, Inc.*	2,292	176,415
CDW Corp.	22,005	2,039,423
Cognex Corp.	2,431	107,013
Corning, Inc.	4,613	148,631
Dolby Laboratories, Inc. "A"	6,899	485,689
FLIR Systems, Inc.	14,383	659,604
IPG Photonics Corp.*	1,272	180,815
Jabil, Inc.	10,011	249,975
Keysight Technologies, Inc.*	804	49,703
Littelfuse, Inc.	2,052	392,650
National Instruments Corp.	4,804	235,204
Trimble, Inc.*	2,467	93,820
Zebra Technologies Corp. "A"*	987	177,463
		5,695,792
IT Services 4.5%
Accenture PLC "A"	2,894	476,121
Akamai Technologies, Inc.*	7,991	549,381
Alliance Data Systems Corp.	726	145,461
Amdocs Ltd.	15,891	1,031,485
Automatic Data Processing, Inc.	4,874	718,525
Black Knight, Inc.*	1,590	72,091
Booz Allen Hamilton Holding Corp.	15,272	783,606
Broadridge Financial Solutions, Inc.	10,876	1,151,442
Cognizant Technology Solutions Corp. "A"	13,525	963,386
Conduent, Inc.*	11,367	145,725
CoreLogic, Inc.*	4,148	167,828
DXC Technology Co.	818	51,567
EPAM Systems, Inc.*	4,148	540,277
Euronet Worldwide, Inc.*	1,363	160,302
Fidelity National Information Services, Inc.	2,550	275,272
First Data Corp. "A"*	1,550	29,574
Fiserv, Inc.*	7,382	584,138
FleetCor Technologies, Inc.*	1,460	282,364
Genpact Ltd.	7,724	234,655
Global Payments, Inc.	923	103,201
GoDaddy, Inc. "A"*	1,306	85,230
International Business Machines Corp.	1,880	233,628
Jack Henry & Associates, Inc.	4,698	656,311
Leidos Holdings, Inc.	13,954	879,102
MasterCard, Inc. "A"	1,120	225,198
Paychex, Inc.	7,927	560,914
PayPal Holdings, Inc.*	2,137	183,376
Sabre Corp.	11,790	301,470
Total System Services, Inc.	10,671	932,325
VeriSign, Inc.*	6,171	963,046
Visa, Inc. "A"	1,108	157,015
Western Union Co.	15,468	289,716
WEX, Inc.*	606	93,912
Worldpay, Inc. "A"*	3,093	265,410
		14,293,054
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	12,396	462,123
Broadcom, Inc.	246	58,403
Cypress Semiconductor Corp.	4,815	66,928
First Solar, Inc.*	759	33,737
Intel Corp.	5,524	272,388
KLA-Tencor Corp.	5,429	535,082
Lam Research Corp.	4,634	727,353
Marvell Technology Group Ltd.	22,319	359,559
Maxim Integrated Products, Inc.	14,433	807,093
Microchip Technology, Inc.	6,825	511,875
Micron Technology, Inc.*	1,344	51,825
MKS Instruments, Inc.	13,261	1,040,458
Monolithic Power Systems, Inc.	2,594	342,590
NVIDIA Corp.	382	62,430
NXP Semiconductors NV	1,107	92,291
ON Semiconductor Corp.*	19,809	379,937
Qorvo, Inc.*	1,039	68,377
QUALCOMM., Inc.	2,678	156,020
Skyworks Solutions, Inc.	4,121	299,885
Teradyne, Inc.	26,216	935,649
Texas Instruments, Inc.	5,821	581,227
Versum Materials, Inc.	10,805	374,285
Xilinx, Inc.	12,364	1,143,423
		9,362,938
Software 3.4%
Adobe, Inc.*	1,233	309,347
ANSYS, Inc.*	5,975	968,069
Aspen Technology, Inc.*	8,709	751,587
Cadence Design Systems, Inc.*	6,945	312,803
CDK Global, Inc.	5,633	283,903
Citrix Systems, Inc.*	9,003	981,057
Dell Technologies, Inc. "V"*	6,900	727,812
Fair Isaac Corp.*	2,115	420,102
Fortinet, Inc.*	9,095	671,575
Guidewire Software, Inc.*	2,418	224,777
Intuit, Inc.	3,871	830,446
Manhattan Associates, Inc.*	2,079	102,973
Microsoft Corp.	1,668	184,965
Oracle Corp.	1,442	70,312
Pegasystems, Inc.	576	31,098
PTC, Inc.*	1,188	102,750
Red Hat, Inc.*	5,217	931,548
RingCentral, Inc. "A"*	394	32,663
salesforce.com, Inc.*	1,725	246,261
ServiceNow, Inc.*	572	105,974
SS&C Technologies Holdings, Inc.	3,385	162,988
Symantec Corp.	1,403	31,020
Synopsys, Inc.*	9,913	911,401
Teradata Corp.*	5,847	220,023
Tyler Technologies, Inc.*	1,879	362,196
Ultimate Software Group, Inc.*	785	207,177
VMware, Inc. "A"*	3,852	644,594
		10,829,421
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	1,447	258,405
Hewlett Packard Enterprise Co.	40,900	613,500
HP, Inc.	59,108	1,359,484
NCR Corp.*	871	24,136
NetApp, Inc.	19,501	1,304,032
Western Digital Corp.	1,447	65,679
Xerox Corp.	5,126	137,992
		3,763,228
Materials 5.6%
Chemicals 3.1%
Air Products & Chemicals, Inc.	2,620	421,479
Albemarle Corp.	1,222	117,703
Ashland Global Holdings, Inc.	1,471	120,460
Axalta Coating Systems Ltd.*	2,914	72,937
Cabot Corp.	8,829	434,387
Celanese Corp. "A"	9,387	947,430
CF Industries Holdings, Inc.	7,831	330,390
Eastman Chemical Co.	16,739	1,319,368
Ecolab, Inc.	2,885	463,014
FMC Corp.	1,901	157,289
Huntsman Corp.	2,413	48,791
International Flavors & Fragrances, Inc.	2,623	371,496
Linde PLC	4,937	785,230
LyondellBasell Industries NV "A"	19,998	1,866,013
NewMarket Corp.	126	52,981
Olin Corp.	7,278	156,695
PPG Industries, Inc.	5,859	640,564
RPM International, Inc.	4,533	298,951
Scotts Miracle-Gro Co.	3,157	239,869
The Mosaic Co.	12,731	458,316
The Sherwin-Williams Co.	67	28,413
Valvoline, Inc.	1,831	38,616
W.R. Grace & Co.	4,656	297,239
Westlake Chemical Corp.	3,117	225,951
		9,893,582
Construction Materials 0.1%
Eagle Materials, Inc.	2,009	146,657
Martin Marietta Materials, Inc.	506	96,489
Vulcan Materials Co.	952	100,636
		343,782
Containers & Packaging 1.5%
AptarGroup, Inc.	3,792	394,558
Avery Dennison Corp.	13,010	1,254,164
Ball Corp.	10,612	521,155
Bemis Co., Inc.	4,784	233,268
Berry Global Group, Inc.*	2,086	104,967
Crown Holdings, Inc.*	2,436	124,918
Graphic Packaging Holding Co.	26,214	314,306
International Paper Co.	7,778	359,266
Owens-Illinois, Inc.*	2,794	51,382
Packaging Corp. of America	5,350	523,337
Sealed Air Corp.	4,300	157,079
Silgan Holdings, Inc.	1,407	36,230
Sonoco Products Co.	3,946	227,053
WestRock Co.	7,931	373,629
		4,675,312
Metals & Mining 0.8%
Alcoa Corp.*	1,631	51,882
Newmont Mining Corp.	2,746	88,806
Nucor Corp.	16,236	980,817
Reliance Steel & Aluminum Co.	12,024	967,331
Southern Copper Corp.	500	16,740
Steel Dynamics, Inc.	15,348	540,249
		2,645,825
Paper & Forest Products 0.1%
Domtar Corp.	8,427	367,249
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITs) 3.2%
Alexandria Real Estate Equities, Inc.	485	60,383
American Homes 4 Rent "A"	1,398	29,120
American Tower Corp.	1,067	175,511
Apple Hospitality REIT, Inc.	10,535	167,190
AvalonBay Communities, Inc.	958	182,566
Boston Properties, Inc.	1,041	136,579
Brandywine Realty Trust	1,950	27,827
Brixmor Property Group, Inc.	6,410	105,765
Camden Property Trust	1,351	128,561
Columbia Property Trust, Inc.	3,986	85,579
CoreSite Realty Corp.	748	72,900
Crown Castle International Corp.	751	86,290
CubeSmart	6,950	216,423
Digital Realty Trust, Inc.	421	48,432
Douglas Emmett, Inc.	223	8,233
Duke Realty Corp.	6,433	183,083
EPR Properties	1,794	127,069
Equinix, Inc.	50	19,264
Equity LifeStyle Properties, Inc.	2,648	263,555
Equity Residential	2,034	144,923
Essex Property Trust, Inc.	423	111,042
Extra Space Storage, Inc.	6,333	607,841
Federal Realty Investment Trust	661	87,312
Gaming and Leisure Properties, Inc.	9,488	326,672
HCP, Inc.	2,319	67,854
Highwoods Properties, Inc.	1,478	64,101
Hospitality Properties Trust	6,271	168,314
Host Hotels & Resorts, Inc.	28,465	540,835
Hudson Pacific Properties, Inc.	1,051	32,434
Iron Mountain, Inc.	2,838	96,407
Kilroy Realty Corp.	1,020	71,492
Kimco Realty Corp.	5,436	88,879
Lamar Advertising Co. "A"	6,023	456,784
Liberty Property Trust	4,904	222,102
Life Storage, Inc.	1,698	165,793
Medical Properties Trust, Inc.	13,798	238,292
Mid-America Apartment Communities, Inc.	631	65,346
National Retail Properties, Inc.	3,979	199,189
Omega Healthcare Investors, Inc.	1,340	50,840
Outfront Media, Inc.	3,240	67,327
Park Hotels & Resorts, Inc.	12,381	381,582
Prologis, Inc.	10,820	728,619
Public Storage	1,828	389,839
Rayonier, Inc.	10,013	316,711
Realty Income Corp.	1,252	80,241
Regency Centers Corp.	1,476	93,962
Retail Properties of America, Inc. "A"	23,221	292,352
SBA Communications Corp. *	846	144,505
Senior Housing Properties Trust	1,927	26,516
Simon Property Group, Inc.	2,389	443,613
SL Green Realty Corp.	340	32,783
Spirit Realty Capital, Inc.	7,465	55,390
STORE Capital Corp.	5,315	159,237
Sun Communities, Inc.	471	49,031
Taubman Centers, Inc.	563	29,805
The Macerich Co.	1,322	66,483
UDR, Inc.	315	13,425
Ventas, Inc.	1,061	67,363
VICI Properties, Inc.	2,958	64,396
Vornado Realty Trust	1,036	74,551
Weingarten Realty Investors	10,622	306,551
Weyerhaeuser Co.	6,779	179,033
WP Carey, Inc.	3,033	205,486
		10,199,583
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	33,936	1,482,324
Howard Hughes Corp.*	414	45,855
Jones Lang LaSalle, Inc.	7,956	1,139,299
Realogy Holdings Corp. (a)	4,539	87,421
		2,754,899
Utilities 6.2%
Electric Utilities 2.7%
Alliant Energy Corp.	11,447	519,579
American Electric Power Co., Inc.	7,343	570,845
Avangrid, Inc.	2,440	122,927
Duke Energy Corp.	3,758	332,846
Edison International	4,857	268,689
Entergy Corp.	10,915	950,260
Evergy, Inc.	5,242	311,218
Eversource Energy	7,773	531,207
Exelon Corp.	27,810	1,290,106
FirstEnergy Corp.	24,253	917,491
Hawaiian Electric Industries, Inc.	10,463	400,942
NextEra Energy, Inc.	2,118	384,862
OGE Energy Corp.	8,217	325,558
PG&E Corp.*	3,027	79,852
Pinnacle West Capital Corp.	5,077	453,681
PPL Corp.	5,324	162,861
Southern Co.	6,146	290,890
Xcel Energy, Inc.	12,761	669,314
		8,583,128
Gas Utilities 0.4%
Atmos Energy Corp.	3,697	353,692
National Fuel Gas Co.	4,715	253,903
UGI Corp.	11,388	654,240
		1,261,835
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	32,645	505,671
NRG Energy, Inc.	5,181	199,106
Vistra Energy Corp.*	40,088	941,266
		1,646,043
Multi-Utilities 2.3%
Ameren Corp.	14,472	993,069
CenterPoint Energy, Inc.	21,987	615,856
CMS Energy Corp.	11,036	574,865
Consolidated Edison, Inc.	12,756	1,024,945
Dominion Energy, Inc	3,187	237,431
DTE Energy Co.	6,457	773,161
MDU Resources Group, Inc.	10,628	281,323
NiSource, Inc.	8,889	234,847
Public Service Enterprise Group, Inc.	17,623	985,126
Sempra Energy	4,246	489,224
Vectren Corp.	7,832	562,416
WEC Energy Group, Inc.	8,743	633,693
		7,405,956
Water Utilities 0.3%
American Water Works Co., Inc.	5,645	538,590
Aqua America, Inc.	6,604	226,451
		765,041
Total Common Stocks (Cost $296,085,266)		311,773,728
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.435% **, 12/27/2018 (b)	532,000	531,218
2.217% **, 12/27/2018 (b)	100,000	99,853
Total Government & Agency Obligations (Cost $631,039)		631,071
	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.12% (c) (d) (Cost $959,365)	959,365	959,365
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.24% (c) (Cost $5,393,601)	5,393,601	5,393,601
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $303,069,271)	100.2	318,757,765
Other Assets and Liabilities, Net	(0.2)	(674,320)
Net Assets	100.0	318,083,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2018 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.12% (c) (d)
1,005,789	—	46,424 (e)	—	—	3,040	—	959,365	959,365
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.24% (c)
5,668,691	14,860,237	15,135,327	—	—	39,071	—	5,393,601	5,393,601
6,674,480	14,860,237	15,181,751	—	—	42,111	—	6,352,966	6,352,966

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $937,425, which is 0.3% of net assets.
(b)	At November 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

At November 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	12/21/2018	21	2,944,247	2,896,215	(48,032)
S&P MidCap 400 E-Mini Index	USD	12/21/2018	17	3,262,714	3,195,150	(67,564)
Total unrealized depreciation						(115,596)

Currency Abbreviation USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$311,773,728	$—	$—	$311,773,728
Government & Agency Obligation	—	631,071	—	631,071
Short-Term Investments (f)	6,352,966	—	—	6,352,966
Total	$318,126,694	$631,071	$—	$318,757,765

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Future Contracts	$(115,596)	$—	$—	$(115,596)
Total	$(115,596)	$—	$—	$(115,596)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (115,596)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Multi-Factor Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019